Shareholders’ Equity (Details) - USD ($)																1 Months Ended				12 Months Ended
		Aug. 05, 2025	Jun. 30, 2025	Apr. 15, 2025	Apr. 14, 2025	Apr. 09, 2025	Feb. 17, 2025	Feb. 10, 2025	Dec. 31, 2024	Dec. 19, 2024	Dec. 05, 2024	Nov. 19, 2024	Nov. 18, 2024	Jun. 21, 2024	Jan. 19, 2024	Nov. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Jun. 21, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Shareholders’ Equity [Line Items]
Description of reverse stock split		twenty-five (25) for one (1)							ten (10) for one (1) reverse stock split
Average closing price discount													50.00%
Proceeds from the private placement (in Dollars)																				$ 10,979,955	$ 980,000
Statutory reserve (in Dollars)	[1]																$ 1,497,772			1,497,772	1,497,772
Non-controlling interests (in Dollars)	[1]																$ 2,694,355			$ 3,961,521	$ 2,694,355
Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Initial exercise price (in Dollars per share)			$ 0.001
Convertible Debt [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)															$ 0.025
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.025							$ 0.001
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Proceeds from the private placement (in Dollars)							$ 1,400,000
Warrants purchase					90,909,080
Private Placement [Member]
Shareholders’ Equity [Line Items]
Proceeds from the private placement (in Dollars)								$ 1,400,000
Initial exercise price (in Dollars per share)					$ 0.16
Beneficial ownership, percentage			9.99%
Offering expenses (in Dollars)			$ 4,520,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Proceeds from the private placement (in Dollars)				$ 5,000,000									$ 60,000
Price per share (in Dollars per share)					0.001
Purchase price (in Dollars per share)								$ 1.45
Initial exercise price (in Dollars per share)					0.8
Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)								0.025
Consecutive trading days													10 days
Percentage of sold shares										50.00%
Proceeds from the private placement (in Dollars)											$ 60,000
Price per share (in Dollars per share)								0.001
Purchase price (in Dollars per share)								$ 1.45
Senior Unsecured Convertible Note [Member]
Shareholders’ Equity [Line Items]
Consecutive trading days																				10 days
Principal amount (in Dollars)														$ 1,360,000	$ 550,000				$ 1,360,000
Purchase price (in Dollars)														$ 1,250,000	$ 500,000
Senior Unsecured Convertible Note [Member] | Convertible Debt [Member]
Shareholders’ Equity [Line Items]
Converting price per share (in Dollars per share)																				$ 0.1436
Streeterville Capital, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)														$ 0.0001					$ 0.0001
June Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Shareholders’ Equity [Line Items]
Shares received														155,666
Converting price per share (in Dollars per share)																							$ 0.3212
August Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Shareholders’ Equity [Line Items]
Shares received														229,273
Converting price per share (in Dollars per share)																		$ 0.2181
September Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Shareholders’ Equity [Line Items]
Shares received														527,159
Converting price per share (in Dollars per share)																	$ 0.2371				$ 0.2371
November Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Shareholders’ Equity [Line Items]
Shares received														772,828
Converting price per share (in Dollars per share)																$ 0.2523
2024 and 2025 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Shares received																3,091	2,109	917	623
Convertible price (in Dollars per share)																$ 63.075	$ 59.275	$ 54.525	$ 80.3
Restated 2024 Equity Incentive Plan | Common Stock [Member]
Shareholders’ Equity [Line Items]
Total of ordinary shares						1,400,000
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.001
Securities Purchase Agreement [Member] | Twenty Twenty Five Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.025
Minimum [Member]
Shareholders’ Equity [Line Items]
After tax net income																				10.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
After tax net income																				50.00%
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)	[1]																0.025			$ 0.025	0.025
Class B Ordinary Shares [Member] | Co-Chief Executive Officer and director [Member]
Shareholders’ Equity [Line Items]
Grants of aggregate Class B ordinary shares						500,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)	[1]																0.025			$ 0.025	$ 0.025
Stock reverse split												6,494
Warrants for cancellation				18,181,816
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Stock reverse split								115,862
Class A Ordinary Shares [Member] | SHYD Investment Management Limited [Member]
Shareholders’ Equity [Line Items]
Issued shares			420,000
Class A Ordinary Shares [Member] | Twenty Twenty Five Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Total of ordinary shares			1,246,667
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)					$ 0.025
Total of ordinary shares																				115,862
Shares sold					9,090,908							1,623,376
Stock reverse split					363,636		983,317					6,494
Price per share (in Dollars per share)					$ 0.001
Warrants to purchase an aggregate of class A ordinary shares							24,582,913
Class A Ordinary Shares [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Stock reverse split								983,317
Price per share (in Dollars per share)			$ 0.001
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)					$ 0.025			$ 0.025
Total of ordinary shares			10,500,000
Shares sold					9,090,908
Stock reverse split			1,246,667		363,636
Total amount of ordinary shares (in Dollars)													$ 300,000
Average closing price discount													30.00%
Consecutive trading days													10 days
Price per share (in Dollars per share)					$ 0.55			$ 0.001
Warrants purchase					90,909,080
Warrants to purchase an aggregate of class A ordinary shares				70,909,082				24,582,913
Exercise price (in Dollars per share)					$ 0.16
Common shares issuable upon exercise					90,909,080
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase an aggregate of class A ordinary shares			31,166,667
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Shares sold								965,513					1,623,376
Stock reverse split								38,621												6,494	6,494
Total amount of ordinary shares (in Dollars)													$ 300,000
Average closing price discount													30.00%
Offering price per share (in Dollars per share)					$ 0.55
Initial exercise price (in Dollars per share)					$ 0.8
Class A Ordinary Shares [Member] | Senior Unsecured Convertible Note [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)														$ 0.0001					$ 0.0001
Class A Ordinary Shares [Member] | Streeterville Capital, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)																	$ 0.025			$ 0.025	$ 0.025
Class A Ordinary Shares [Member] | Pipe Investors [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Warrants purchase								2,896,539
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants purchase			31,166,667
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Proceeds from the private placement (in Dollars)				$ 5,000,000
Common shares issuable upon exercise					90,909,080
Warrants for cancellation				18,181,816

[1]	The financial statements give retroactive effect to the August 5, 2025 one-for-twenty-five reverse share split.